LIABILITIES AND DEBT - Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES AND DEBT
Accrued expenses	$ 503,927	$ 668,714	$ 178,819
Reserve for returns		307,725	33,933
Payroll related liabilities	4,009,812	2,618,870	1,183,598
Sales tax liability	277,800	262,765	225,804
Due to seller			396,320
Other liabilities	247,398	78,845	59,613
Accrued expenses and other liabilities, Total	5,038,937	3,936,920	$ 2,078,087
Estimated penalties associated with accrued payroll taxes	1,288,048	1,074,316
Accrued expenses included in accrued common stock	$ 535,000	$ 535,000
Number of common shares owed per the agreement	5,000	200
DBG
LIABILITIES AND DEBT
Sales tax liability	$ 620,400	$ 539,839
Bailey
LIABILITIES AND DEBT
Sales tax liability	$ 667,648	$ 534,477